Note 1 - Organization (Detail) (USD $)	0 Months Ended	3 Months Ended
	Jun. 30, 2012	Sep. 30, 2012	Jun. 26, 2012	Jun. 18, 2012
Proceeds from Contributed Capital (in Dollars)	$ 1,000	$ 1,000
Stock Issued During Period, Shares, New Issues (in Shares)	50	50
Common Stock, Shares Authorized		250,000,000	1,000	1,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized		25,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.001
Planned Distribution Percent	90.00%	90.00%